TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TAXES PAYABLE
Payroll charges	R$ 75,385	R$ 58,907
ICMS (state VAT)	47,244	25,385
COFINS (tax on revenue)	6,654	2,162
IPI (federal VAT)	13,252	14,372
IVA (value-added tax) and others	290,453	250,719
Taxes payable	R$ 432,988	R$ 351,545